Expense Example, No Redemption	Dec. 31, 2025 USD ($)
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 170
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	920
Expense Example, No Redemption, 10 Years	1,807
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	246
Expense Example, No Redemption, 5 Years	430
Expense Example, No Redemption, 10 Years	963
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	542
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	190
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,066
Expense Example, No Redemption, 10 Years	2,095
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	185
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	985
Expense Example, No Redemption, 10 Years	1,935
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	318
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	$ 1,225